Other Liabilities - Schedule of Other Liabilities (Details) (10K) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Unearned Incentive from credit cards			$ 77,307
Key Man life Insurance liability			150,146
Dividend payable	$ 524,806	478,299	289,687
Others	310,871	397,122	43,810
Other liabilities	1,856,184	875,421	560,950
Less Current Portion	(1,195,000)	(265,000)	(121,117)
Total long term other liabilities	$ 662,000	$ 610,000	$ 439,833